Acquisitions (Details) ft² in Thousands, $ / shares in Millions		12 Months Ended
	Nov. 05, 2021 ft² $ / shares	Dec. 31, 2021 USD ($) shares	Sep. 29, 2021 USD ($)
Acquisitions (Details) [Line Items]
Current assets (liabilities)			$ 131,086,000
Current prepaid expenses		$ 4,602,000
Shares issued (in Shares) | shares		10,464,612
Asset purchase agreement to acquire (in Square Feet) | ft²	86,000
Production capacity (in Dollars per share) | $ / shares	$ 1,800.0
Purchase price (in Dollars per share) | $ / shares	$ 1.6
Transactions costs		$ 213,600
Purchase price percentage		50.00%
Remaining purchase price percentage		50.00%
Fair value of acquired assets		$ 1,813,000
Sponsors’ Holdco Ordinary Shares in escrow [Member]
Acquisitions (Details) [Line Items]
Description of shares in escrow		On the closing of the Transaction, 1,250,000 Holdco Ordinary Shares received in exchange for the equivalent number of SPAC Ordinary Shares upon the consummation of the Merger (the “Sponsor Escrowed Securities”) held by the SPAC Sponsors were deposited in escrow. Fifty percent (50%) of the Sponsor Escrowed Securities will be released to the SPAC Sponsors if the closing price of the Holdco Ordinary Shares on the Nasdaq Stock Market equals or exceeds $12.50 per Holdco Ordinary Share for any 20 trading days within any 30-day trading period, and the remaining 50% of the Sponsor Escrowed Securities will be released to the Sponsors if the closing price of the Holdco Ordinary Shares on the Nasdaq Stock Market equals or exceeds $13.00 per Holdco Ordinary Share for any 20 trading days within any 30-day trading period (in each case, subject to any applicable lock-up restrictions under the Registration Rights and Lock-Up Agreement or any other applicable escrow arrangement).
Eligible Procaps Shareholders Holdco Ordinary Shares in escrow [Member]
Acquisitions (Details) [Line Items]
Description of shares in escrow		On the closing of the Transaction, 10,464,612 Holdco Ordinary Shares received in the Exchange (the “ECS Escrowed Securities”) by certain OpCo Shareholders were deposited in escrow. Fifty percent (50%) of the ECS Escrowed Securities will be released to such OpCo Shareholders if the closing price of the Holdco Ordinary Shares on the Nasdaq Stock Market equals or exceeds $12.50 per Holdco Ordinary Share for any 20 trading days within any 30-day trading period, and the remaining 50% of the ECS Escrowed Securities will be released to such OpCo Shareholders if the closing price of the Holdco Ordinary Shares on the Nasdaq Stock Market equals or exceeds $13.00 per Holdco Ordinary Share for any 20 trading days within any 30-day trading period.
SPAC Sponsors [Member]
Acquisitions (Details) [Line Items]
Shares issued (in Shares) | shares		1,250,000
Opco Shareholders [Member]
Acquisitions (Details) [Line Items]
Description of shares in escrow		10,464,612